Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Federal:
Current
Deferred					(836,347)
State:
Current
Deferred
Foreign — Malta LTD:
Current					557,659
Deferred					(206,342)
Other subsidiaries — Telecom AB:
Income tax expense					(12,465)
Total provision (benefit) for income taxes	$ 100,000	$ (497,495,000)			$ (497,495)